Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 140.8
Additional provision in the period	1.2
Release of provision	(1.0)
Acquisitions through business combinations, other provisions	6.8
Utilization of provision	(13.5)
Unwinding of discounting	0.6
Foreign exchange	(4.3)
Other provisions	130.6
Current	65.9	€ 68.0
Non-current	64.7	72.8
Provisions	130.6	€ 140.8
Restructuring
Disclosure of other provisions [line items]
Other provisions	26.3
Additional provision in the period	0.0
Release of provision	(0.1)
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(10.5)
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	15.7
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Other provisions	75.4
Additional provision in the period	0.0
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	(2.2)
Unwinding of discounting	0.4
Foreign exchange	(4.3)
Other provisions	69.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	10.2
Additional provision in the period	0.0
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	0.0
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	10.2
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	10.4
Additional provision in the period	0.0
Release of provision	0.0
Acquisitions through business combinations, other provisions	0.0
Utilization of provision	0.0
Unwinding of discounting	0.2
Foreign exchange	0.0
Other provisions	10.6
Other
Disclosure of other provisions [line items]
Other provisions	18.5
Additional provision in the period	1.2
Release of provision	(0.9)
Acquisitions through business combinations, other provisions	6.8
Utilization of provision	(0.8)
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	24.8
IRELAND | Goodfella's Pizza [Member] | Other
Disclosure of other provisions [line items]
Other provisions	€ 5.4